Santander Group - Sale of Banco Popular's real estate business and WiZink (Details) € in Millions		6 Months Ended
	Mar. 22, 2018 EUR (€)	Dec. 31, 2018 item	Jun. 30, 2018 EUR (€)	Jan. 02, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about business combination [line items]
Investments in subsidiaries, joint ventures and associates			€ 9,262	€ 6,150	€ 6,184
Project Quasar Investments 2017, S.L. [Member]
Disclosure of detailed information about business combination [line items]
Investments in subsidiaries, joint ventures and associates	€ 1,701		€ 1,701
Banco Popular real estate business | Project Quasar Investments 2017, S.L. [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	49.00%
Contributed assets	€ 10,000
Portion financed with debt, as a percent.	70.00%
Banco Popular real estate business | Blackstone Fund
Disclosure of detailed information about business combination [line items]
Ownership interest disposed, as a percent	51.00%
Wizink Bank, S.A. | Forecast
Disclosure of detailed information about business combination [line items]
Ownership interest disposed, as a percent		49.00%
Number of operations closing | item		2